Rights Issue - Schedule of share capital (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)		£ 0.1243129
Issued in Rights Issue (in shares)	1,085
Equity, beginning balance		£ 29,892
Issued in Rights Issue		6,839
Equity, ending balance		£ 35,866
Number of shares held by the Company (in shares)		241	247
Share capital
Disclosure of classes of share capital [line items]
Issued capital, beginning balance (in shares)		3,967
Issued in Rights Issue (in shares)		1,085
Issued during the period in lieu of dividends (in shares)		74
Issued capital, ending balance (in shares)		5,126
Equity, beginning balance		£ 493
Issued in Rights Issue		135
Issued during the period in lieu of dividends		9
Equity, ending balance		£ 637